Hedge accounting - Hedged item maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 18,563,230	R$ 9,738,021	R$ 2,537,950
0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	873,144	520,853	1,977
1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	707,421	276,219	13,375
2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	2,805,418	478,745	240,646
3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	5,913,477	1,028,004	247,514
4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	5,930,291	4,510,125	672,978
5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	2,333,479	2,924,075	1,361,460
Hedge of fair value
Disclosure of detailed information about hedged items [line items]
Notional value	17,887,369	9,297,999	2,188,732
Hedge of fair value | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	229,368	136,636	1,977
Hedge of fair value | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	707,421	276,219	13,375
Hedge of fair value | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	2,773,333	478,745	94,099
Hedge of fair value | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	5,913,477	972,199	44,843
Hedge of fair value | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	5,930,291	4,510,125	672,978
Hedge of fair value | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	2,333,479	2,924,075	1,361,460
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional value	414,043	440,022	349,218
Hedge of net investment in foreign operations | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	381,958	384,217	0
Hedge of net investment in foreign operations | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0	0
Hedge of net investment in foreign operations | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	32,085	0	146,547
Hedge of net investment in foreign operations | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	55,805	202,671
Hedge of net investment in foreign operations | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0	0
Hedge of net investment in foreign operations | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0	0
Hedge of cash flow
Disclosure of detailed information about hedged items [line items]
Notional value	261,818	R$ 0	R$ 0
Hedge of cash flow | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	261,818
Hedge of cash flow | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	0
Hedge of cash flow | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	0
Hedge of cash flow | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	0
Hedge of cash flow | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	0
Hedge of cash flow | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 0